SEGMENT INFORMATION (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 segment	Dec. 31, 2018 USD ($)
Revenue from External Customer [Line Items]
Number of reportable segments | segment	1
Concentration Risk, Customer		one
Major Customer 1 [Member]
Revenue from External Customer [Line Items]
Maximum percentage consolidated operating revenues from individual major customers (in hundredths)		10.00%
Revenue from major customer | $		$ 81.1